Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2021:12.5%; 2020:12.5%)	$ 70,980	$ 24,586	$ 47,651
Rate differential from amortization of intangible assets	(59,330)	(31,228)	(2,298)
Foreign and other income taxed at higher rates	52,464	51,273	10,241
Research & development tax incentives	(2,608)	(3,120)	(1,243)
Movement in valuation allowance	(777)	3,101	3,581
Effects of change in tax rates	(300)	(128)	108
Change in unrecognized tax benefits	8,392	5,246	(1,672)
Impact of stock compensation	(8,756)	(9,083)	(5,150)
Other	(654)	687	(3,343)
Income tax expense allocated to continuing operations	$ 59,411	$ 41,334	$ 47,875